Stock Incentive Plan - Schedule of the Options Outstanding and Exercisable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Stock Options Outstanding And Excercisable [Line Items]
Exercise Price	$ 8.50	$ 8.46	$ 8.77
Number Outstanding	3,646,921	3,940,536	3,421,724
Weighted-Average Remaining Contractual Life (years)	6 years 10 months 24 days	8 years 4 months 24 days	9 years 2 months 12 days
Number Exercisable	3,371,096
Excercise price range one [Member]
Disclosure In Tabular Form Of Stock Options Outstanding And Excercisable [Line Items]
Exercise Price	$ 6.5
Number Outstanding	453,323
Weighted-Average Remaining Contractual Life (years)	8 years 4 months 24 days
Number Exercisable	341,559
Excercise price range two [Member]
Disclosure In Tabular Form Of Stock Options Outstanding And Excercisable [Line Items]
Exercise Price	$ 8.5
Number Outstanding	2,585,671
Weighted-Average Remaining Contractual Life (years)	6 years 7 months 6 days
Number Exercisable	2,421,609
Excercise price range three [Member]
Disclosure In Tabular Form Of Stock Options Outstanding And Excercisable [Line Items]
Exercise Price	$ 10
Number Outstanding	607,927
Weighted-Average Remaining Contractual Life (years)	7 years
Number Exercisable	607,928